Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement of Valuation Allowance
Balance at beginning of the year	¥ (62,421)	¥ (13,892)
Current period addition	(88,704)	(48,529)
Balance at end of the year	¥ (151,125)	¥ (62,421)